Financial Assets and Financial Liabilities - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Trade payables	$ 1,006,664	$ 648,851
Accrued expenses	492,853	1,445,451
Other payables	29,918	41,550
Total	$ 1,529,435	$ 2,135,852